Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Beginning Balance	¥ 65,481		¥ 65,481
Acquisitions
Ending Balance	65,481	$ 9,364	65,481
Ending Balance (in Dollars)	65,481		65,481
Meituan on-demand delivery [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Beginning Balance	11,194		11,194
Acquisitions
Ending Balance	11,194	1,601	11,194
Ending Balance (in Dollars)	11,194		11,194
Eleme on-demand delivery [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Beginning Balance	9,819		9,819
Acquisitions
Ending Balance	9,819	1,404	9,819
Ending Balance (in Dollars)	9,819		9,819
B&B solution [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Beginning Balance	4,613		4,613
Acquisitions
Ending Balance	4,613	660	4,613
Ending Balance (in Dollars)	4,613		4,613
Housekeeping solution [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Beginning Balance	36,245		36,245
Acquisitions
Ending Balance	36,245	5,183	36,245
Ending Balance (in Dollars)	36,245		36,245
Ride-hailing solution services [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Beginning Balance	3,610		3,610
Acquisitions
Ending Balance	3,610	$ 516	3,610
Ending Balance (in Dollars)	¥ 3,610		¥ 3,610